SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details)	9 Months Ended
Sep. 30, 2022 shares $ / shares
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	1,660,612
Weighted Average Remaining Contractual Life (years)	2 years 1 month 9 days
Stock Options Exercisable | shares	961,612
Weighted Average Exercise Price	$ 2.93
Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	987,000
Weighted Average Remaining Contractual Life (years)	2 years 8 months 1 day
Stock Options Exercisable | shares	288,000
Weighted Average Exercise Price	$ 0.68
Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	313,037
Weighted Average Remaining Contractual Life (years)	11 months 15 days
Stock Options Exercisable | shares	313,037
Weighted Average Exercise Price	$ 2.97
Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	337,575
Weighted Average Remaining Contractual Life (years)	1 year 7 months 24 days
Stock Options Exercisable | shares	337,575
Weighted Average Exercise Price	$ 4.47
Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	5,000
Weighted Average Remaining Contractual Life (years)	6 months 18 days
Stock Options Exercisable | shares	5,000
Weighted Average Exercise Price	$ 7.50
Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Stock Options Outstanding | shares	18,000
Weighted Average Remaining Contractual Life (years)	5 months 23 days
Stock Options Exercisable | shares	18,000
Weighted Average Exercise Price	$ 8.10
Bottom of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	0.00
Bottom of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	2.00
Bottom of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	4.00
Bottom of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	6.00
Bottom of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	8.00
Top of range [member] | Exercise Price One [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	1.99
Top of range [member] | Exercise Price Two [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	3.99
Top of range [member] | Exercise Price Three [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	5.99
Top of range [member] | Exercise Price Four [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	7.99
Top of range [member] | Exercise Price Five [Member]
IfrsStatementLineItems [Line Items]
Exercise Price Range	$ 9.99